IFRS 7 - Disclosure - Liquidity Risk - Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 386,083	$ 373,807
Encumbered liquid assets	167,533	151,135
Unencumbered liquid assets	218,550	222,672
Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	63,293	62,518
Encumbered liquid assets	204	133
Unencumbered liquid assets	63,089	62,385
Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	199,804	204,605
Encumbered liquid assets	119,303	108,425
Unencumbered liquid assets	80,501	96,180
Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	10,291	9,086
Encumbered liquid assets	3,054	2,603
Unencumbered liquid assets	7,237	6,483
Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	54,800	43,093
Encumbered liquid assets	23,728	21,449
Unencumbered liquid assets	31,072	21,644
Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	40,962	41,487
Encumbered liquid assets	13,774	13,084
Unencumbered liquid assets	27,188	28,403
Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	16,933	13,018
Encumbered liquid assets	7,470	5,441
Unencumbered liquid assets	9,463	7,577
Bank owned liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	264,097	258,389
Bank owned liquid assets [member] | Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	63,293	62,518
Bank owned liquid assets [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	105,645	112,403
Bank owned liquid assets [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	4,961	4,798
Bank owned liquid assets [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	34,903	27,169
Bank owned liquid assets [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	40,276	40,592
Bank owned liquid assets [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	15,019	10,909
Securities received as collateral [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	121,986	115,418
Securities received as collateral [member] | Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	0
Securities received as collateral [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	94,159	92,202
Securities received as collateral [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	5,330	4,288
Securities received as collateral [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	19,897	15,924
Securities received as collateral [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	686	895
Securities received as collateral [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 1,914	$ 2,109